Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except per share data):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2016		2015		2016		2015
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Net loss	$(6,011)	$(5,392)	$(11,584)	$(8,423)	$(27,002)	$(22,448)	$(37,207)	$(23,655)
Weighted-average shares used to compute basic and diluted net loss per share	54,376	48,771	54,664	39,745	54,460	45,274	57,063	36,280
Basic and diluted net loss per share	$(0.11)	$(0.11)	$(0.21)	$(0.21)	$(0.50)	$(0.50)	$(0.65)	$(0.65)

The following table presents the calculation of basic and diluted net loss per share for our common stock (in thousands, except per share data):

	Year Ended December 31,
	2015		2014		2013
	Class A	Class B	Class A	Class B	Class A
Net loss	$(48,116)	$(31,804)	$(67,655)	$(18,285)	$(62,182)
Weighted-average shares used to compute basic and diluted net loss per share	56,444	37,309	58,555	15,826	9,895
Basic and diluted net loss per share	$(0.85)	$(0.85)	$(1.16)	$(1.16)	$(6.28)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities were excluded from the calculation of diluted net loss per share for common stock because their effect would have been anti-dilutive for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Stock options and restricted stock units	21,538	17,776	21,538	17,776
Warrants*	2,020	115	2,020	115
Total	23,558	17,891	23,558	17,891
*includes 1.9 million warrants issued to SAP that are exercisable upon execution of the Alliance Agreements.

The following securities were excluded from the calculation of diluted net loss per share for common stock because their effect would have been anti-dilutive for the periods presented (in thousands):

	Year Ended December 31,
	2015	2014	2013
Convertible preferred stock	—	—	64,476
Stock options and restricted common stock	16,247	17,791	16,687
Warrants	115	115	175
	$16,362	$17,906	$81,338